Consolidated Balance Sheets (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value	$ 0	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares outstanding	6,351,354	6,351,354	5,804,254
Common stock, shares issued	6,351,354	6,351,354	5,804,254
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	Unlimited	Unlimited
Preferred stock, shares issued	3,098,971	0
Preferred stock, shares outstanding	3,098,971	0